Offerings - Offering: 1	Sep. 18, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2054
Amount Registered | shares	650,000,000
Proposed Maximum Offering Price per Unit	0.99288
Maximum Aggregate Offering Price	$ 645,372,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 95,256.91
Offering Note
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3 (File No. 333-271038) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.